Segmented Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Quarter ended June 30, 2026
Revenue	659	707	401	392	213	127	432	2,931	—	—	2,931
Energy supply costs	—	219	141	92	—	23	244	719	—	—	719
Operating expenses	176	231	180	115	53	39	60	854	12	—	866
Depreciation and amortization	130	112	43	102	80	21	53	541	1	—	542
Operating income	353	145	37	83	80	44	75	817	(13)	—	804
Other income, net	31	25	21	15	2	2	9	105	14	—	119
Finance charges	145	42	25	37	36	20	21	326	61	—	387
Income tax expense	53	14	8	11	3	2	9	100	(24)	—	76
Net earnings	186	114	25	50	43	24	54	496	(36)	—	460
Non-controlling interests	34	—	—	1	—	—	8	43	—	—	43
Preference share dividends	—	—	—	—	—	—	—	—	21	—	21
Net earnings attributable to common equity shareholders	152	114	25	49	43	24	46	453	(57)	—	396

Additions to property, plant and equipment and intangible assets	472	258	115	507	154	56	102	1,664	—	—	1,664

As at June 30, 2026
Goodwill	8,712	1,961	640	913	231	235	216	12,908	—	—	12,908
Total assets	29,487	15,949	6,935	11,022	6,723	3,029	5,353	78,498	276	(10)	78,764

Quarter ended June 30, 2025
Revenue	614	694	347	372	207	126	447	2,807	8	—	2,815
Energy supply costs	—	246	104	97	—	25	242	714	—	—	714
Operating expenses	154	203	166	105	52	36	63	779	10	—	789
Depreciation and amortization	119	105	38	90	77	20	61	510	2	—	512
Operating income	341	140	39	80	78	45	81	804	(4)	—	800
Other income, net	18	21	17	13	2	1	4	76	29	—	105
Finance charges	128	43	23	36	34	20	24	308	61	—	369
Income tax expense	56	14	8	10	5	5	8	106	(14)	—	92
Net earnings	175	104	25	47	41	21	53	466	(22)	—	444
Non-controlling interests	32	—	—	1	—	—	7	40	—	—	40
Preference share dividends	—	—	—	—	—	—	—	—	20	—	20
Net earnings attributable to common equity shareholders	143	104	25	46	41	21	46	426	(42)	—	384

Additions to property, plant and equipment and intangible assets	419	454	110	240	148	43	129	1,543	1	—	1,544

As at June 30, 2025
Goodwill	8,351	1,880	614	913	231	235	259	12,483	—	—	12,483
Total assets	26,566	14,496	6,065	10,253	6,317	2,856	5,830	72,383	417	(11)	72,789

										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Year-to-date June 30, 2026
Revenue	1,307	1,302	967	1,088	421	278	971	6,334	—	—	6,334
Energy supply costs	—	423	367	328	—	69	603	1,790	—	—	1,790
Operating expenses	350	434	371	223	102	77	124	1,681	30	—	1,711
Depreciation and amortization	254	221	85	206	160	43	104	1,073	1	—	1,074
Operating income	703	224	144	331	159	89	140	1,790	(31)	—	1,759
Other income, net	53	43	43	27	3	3	18	190	20	—	210
Finance charges	275	82	50	75	71	41	41	635	124	—	759
Income tax expense	107	20	33	62	7	5	19	253	(65)	—	188
Net earnings	374	165	104	221	84	46	98	1,092	(70)	—	1,022
Non-controlling interests	69	—	—	1	—	—	12	82	—	—	82
Preference share dividends	—	—	—	—	—	—	—	—	43	—	43
Net earnings attributable to common equity shareholders	305	165	104	220	84	46	86	1,010	(113)	—	897

Additions to property, plant and equipment and intangible assets	1,018	517	210	856	328	98	185	3,212	—	—	3,212

As at June 30, 2026
Goodwill	8,712	1,961	640	913	231	235	216	12,908	—	—	12,908
Total assets	29,487	15,949	6,935	11,022	6,723	3,029	5,353	78,498	276	(10)	78,764

Year-to-date June 30, 2025
Revenue	1,245	1,374	820	1,017	408	279	993	6,136	17	—	6,153
Energy supply costs	—	505	261	319	—	78	591	1,754	—	—	1,754
Operating expenses	317	397	352	211	102	72	132	1,583	36	—	1,619
Depreciation and amortization	240	213	78	179	153	40	120	1,023	4	—	1,027
Operating income	688	259	129	308	153	89	150	1,776	(23)	—	1,753
Other income, net	39	39	37	24	3	2	12	156	40	—	196
Finance charges	258	85	48	76	67	40	46	620	119	—	739
Income tax expense	110	28	28	53	11	9	17	256	(48)	—	208
Net earnings	359	185	90	203	78	42	99	1,056	(54)	—	1,002
Non-controlling interests	66	—	—	1	—	—	11	78	—	—	78
Preference share dividends	—	—	—	—	—	—	—	—	41	—	41
Net earnings attributable to common equity shareholders	293	185	90	202	78	42	88	978	(95)	—	883

Additions to property, plant and equipment and intangible assets	928	743	209	577	288	77	263	3,085	2	—	3,087

As at June 30, 2025
Goodwill	8,351	1,880	614	913	231	235	259	12,483	—	—	12,483
Total assets	26,566	14,496	6,065	10,253	6,317	2,856	5,830	72,383	417	(11)	72,789